Intangible Assets and Goodwill - Vasta Platform (Successor)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets and Goodwill
Intangible Assets and Goodwill

13       Intangible Assets and Goodwill

The cost, weighted average amortization rates and accumulated amortization of intangible assets and goodwill comprise the following amounts:

		December 31, 2020			December 31, 2019
	Weighted average amortization rate	Cost	Accumulated amortization	Net Book value	Cost	Accumulated amortization	Net Book value
Software	15%	204,213	(120,798)	83,415	276,542	(200,217)	76,325
Trademarks	5%	631,935	(58,349)	573,586	614,958	(30,923)	584,035
Customer Portfolio	8%	1,113,792	(184,934)	928,858	1,109,388	(98,666)	1,010,722
Goodwill	-	3,307,805	-	3,307,805	3,286,263	-	3,286,263
Platform content production	33%	53,069	(29,248)	23,821	28,880	(19,454)	9,426
In progress	-	999	-	999	14,051	-	14,051
Other Intangible assets	33%	38,283	(32,040)	6,243	18,090	(13,527)	4,563
		5,350,096	(425,369)	4,924,726	5,348,172	(362,787)	4,985,385

Changes in intangible assets and goodwill were as follows:

	Software	Customer Portfolio	Trademarks	Platform content production (i)	Other Intangible assets	In progress	Goodwill	Total
As of December 31, 2019	76,325	1,010,722	584,035	9,426	4,563	14,051	3,286,263	4,985,385
Additions	11,813	-	-	24,189	603	6,188	-	42,793
Additions by business combination (note 5)	-	4,625	16,060	-	1,340	-	21,542	43,567
Disposals	(77)	-	-	-	(87)	-	-	(164)
Amorization	(23,861)	(86,517)	(26,506)	(9,794)	(176)	-	-	(146,854)
Transfers	19,215	28	(3)	-	-	(19,240)	-	-
At December 31, 2020	83,415	928,858	573,586	23,821	6,243	999	3,307,805	4,924,726

(i)

Substantially refers to development of the projects related to Plurall Platform. The Company has invested in changes in its digital platform that include substantially “Plurall Digital Transformation” in the amount of approximately R$ 19 million, and project related to learning systems, in the amount of R$ 9 million, which had its investments accelerated due to education demands created by COVID-19 pandemic.

Covid 19 Impacts

The Company opted to maintain investments in strategic projects and those related to improving the provision of services, given that they are considered essential for long-term growth, and partially reduced investments related to non-strategic projects or administrative area, such as IT projects or improvement in performance indicator reports.

In addition, as mentioned in Note 5 and Note 29, the Company concluded or is about to conclude business acquisitions, which will bring to the K12 business a relevant portfolio of educational solutions and increase the base of students served by the Company.

The Company will continue to evaluate COVID impacts on its business and cash flow and may postpone its plans to expand through acquisitions or investments.

	Software	Customer Portfolio	Trademarks	Platform content production	Other Intangible assets	In progress	Goodwill	Total
As of December 31, 2018	60,088	1,093,885	610,541	-	6,062	30,098	3,286,263	5,086,937
Additions	19,897	-	-	10,220	-	7,344	-	37,461
Disposals	-	-	-	-	(1,950)	-	-	(1,950)
Amorization	(18,794)	(83,163)	(26,506)	(794)	(7,806)	-	-	(137,063)
Transfers	15,134	-	-	-	8,257	(23,391)	-	-
At December 31, 2019	76,325	1,010,722	584,035	9,426	4,563	14,051	3,286,263	4,985,385

Goodwill impairment test

During the year, the Company evaluated circumstances that could indicate impairment of its goodwill caused by impacts of Covid-19 and carried out a sensitivity analysis in the long-term model and cash flows, including any impacts / risks that could be estimated based on our best estimate of future cash flows. The conclusion of these tests conducted by the Company on April 30, 2020, showed that no adjustments were required to these assets.

The Company performed its annual impairment test on December 31, 2020 and 2019. The Company tests at least annually the recoverability of the carrying amount ofeach operating segment. The process ofestimating these values involves the use ofassumptions, judgments and estimates of future cash flows that represent the Company's best estimate.

The Company is comprised of two separate CGUs (each one of its reportable operating segments, as per Note 27), for which the recoverable amount has been determined based on value-in-use calculations, Goodwill is allocated to each CGU as per below:

Content & EdTech Platform	3,297,077
Digital Platform	10,728
3,307,805

The recoverable amount of a CGU has been determined based on value-in-use calculations. These calculations use pre-income tax and social contribution cash flow projections based on financial budget approved by management covering a period of eight years. Cash Flows beyond that period are extrapolated using growth rates. The growth rate does not exceed the long-term average growth rate for the business that CGU operates.

For each of the CGUs, the key assumptions, long-term growth rate and discount rate used in the value-in-use calculations are stated in the table below. In addition, the recoverable amount is also disclosed in the table. The key assumptions used for value-in-use calculations as of December 31, 2020 and 2019 are as follows:

		2020
	Content and Edtech Platform	Digital Platform
Growth rate - %	15.4%	34.2%
Discount rate - %	10.22%	10.22%
Growth rate (%) in perpetuity	7.1%	7.1%
Years projected	8	8

		2019
	Content and Edtech Platform	Digital Platform
Growth rate - %	13.1%	28.7%
Discount rate - %	10.08%	10.08%
Growth rate (%) in perpetuity	6.1%	6.1%
Years projected	8	8

Growth rate is based on assumptions defined by the Company’s management, underpinned by business performance compared with other competitors and based on internal measures (new initiatives and services provided) taken into consideration. The discount rate is determined by individual WACC (weighted average working capital), net of income taxes.

The assumptions of the long-term model used in the impairment test calculation were assessed and approved by the Business’ Management, as well as the rates used.

As of December 31, 2020, goodwill was subject to impairment testing; no adjustments were considered necessary.

(i)	Impairment of other intangible assets and in progress

There were no indications of impairment of intangible assets for the year ended December 31, 2020. Additionally, intangible assets stated as “in progress” were assessed for impairment by comparing its carrying amount with its recoverable amount and no adjustments were considered necessary.

Vasta Platform (Successor)
Intangible Assets and Goodwill
Intangible Assets and Goodwill
12.	Intangible Assets and Goodwill

The cost, amortization weighted average rates and accumulated amortization of intangible assets and goodwill are comprised by the following amounts:

	Amortization weighted average rate	December 31, 2019			December 31, 2018
		Cost	Accumulated amortization	Net Book value	Cost	Accumulated amortization	Net Book value
Softwares	15%	276,542	(200,217)	76,325	256,645	(196,557)	60,088
Trademarks	5%	614,958	(30,923)	584,035	614,958	(4,417)	610,541
Customer Portfólio	8%	1,109,388	(98,666)	1,010,722	1,109,388	(15,503)	1,093,885
Goodwill	—	3,286,263	—	3,286,263	3,286,263	—	3,286,263
In progress (i)	—	14,051	—	14,051	30,098	—	30,098
Other Intangible assets	33%	25,146	(11,157)	13,989	16,876	(10,814)	6,062
		5,326,348	(340,963)	4,985,385	5,314,228	(227,291)	5,086,937

(i)	Substantially refers to development of the projects related to Plurall, project to improve the digital platform and other projects related to enterprise resource management (ERP) solutions.

Changes in intangible assets and goodwill were as follows:

	Softwares	Custom Portfólio	Trademarks	Other Intangible assets	In progress	Goodwill	Total
At October 11, 2018	29,343	1,109,388	614,958	6,030	53,849	3,286,263	5,099,831
Additions	4,168	—	—	360	6,158	—	10,686
Disposals	(2,734)	—	—	(160)	—	—	(2,894)
Amortization	(598)	(15,503)	(4,417)	(168)	—	—	(20,686)
Transfers	29,909	—	—	—	(29,909)	—	—
At December 31, 2018	60,088	1,093,885	610,541	6,062	30,098	3,286,263	5,086,937
Additions	19,897	—	—	10,220	7,344	—	37,461
Disposals	—	—	—	(1,950)	—	—	(1,950)
Amortization	(18,794)	(83,163)	(26,506)	(8,600)	—	—	(137,063)
Transfers	15,134	—	—	8,257	(23,391)	—	—
At December 31, 2019	76,325	1,010,722	584,035	13,989	14,051	3,286,263	4,985,385

Impairment tests for goodwill

The Business is comprised of two separate CGUs (each one of its reportable operating segments, as per note 25), for which the recoverable amount has been determined based on value-in-use calculations. Goodwill is allocated to each CGU as per below:

Content & EdTech Platform	3,275,535
Digital Platform	10,728
3,286,263

These calculations use cash flow projections based on financial budgets approved by Management covering an eight-year period. Cash flows after the end of the period defined for each projection were extrapolated based on the estimated growth rates of 6.1% p.a. The growth rate does not exceed the long-term average growth rate for the education business in which the Business operates. The nominal discount rate used was 10.08% which derived from the Business’ WACC.

The assumptions of the long-term model used in the impairment test calculation were assessed and approved by the Business’ Management, as well as the rates used.

At December 31, 2019, goodwill was subject to impairment testing; no adjustments were considered necessary.

Impairment for other intangible assets and in progress

There were no indications of impairment of intangible assets for the year ended December 31, 2019, 2018. Additionally, intangible assets stated as “in progress” were tested for impairment by comparing its carrying amount with its recoverable amount and no adjustments were considered necessary.